American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2023

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.2%
California — 99.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,003,640
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,002,963
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,451,064
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,848,839
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,523,056
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	531,949
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,226,455
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,605,503
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,655,704
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	3,862,381
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,611,810
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,510,299
Alum Rock Union Elementary School District GO, 5.00%, 8/1/42 (BAM)	1,215,000	1,343,454
Alum Rock Union Elementary School District GO, 5.00%, 8/1/43 (BAM)	1,155,000	1,272,917
Alum Rock Union Elementary School District GO, 5.00%, 8/1/48 (BAM)	1,000,000	1,085,335
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,016,254
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,117,879
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,270,317
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,382,105
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,575,193
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,906,045
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,928,657
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,921,923
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,826,881
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,581,170
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	766,938
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	443,345
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	752,430
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	962,615
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,581,920
Bay Area Toll Authority Rev., 5.00%, 4/1/24	9,340,000	9,486,974
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,115,489
Bay Area Toll Authority Rev., VRN, 4.66%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,024,922
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,695,631
Bay Area Toll Authority Rev., VRN, 4.51%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,757,185
Bay Area Toll Authority Rev., VRN, 3.82%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,834,656
Bay Area Toll Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,965,949
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,123,163
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,600,005
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,906,269
California Community Choice Financing Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	20,680,137
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,956,406
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,504,267
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	3,900,000	4,091,678
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,257,827
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	289,027
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	841,172
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,346,935

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,640,365
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	971,923
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	495,973
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	439,034
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	203,545
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	276,157
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	247,286
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	359,549
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	990,216
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	940,808
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	500,475
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	511,067
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	410,441
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	787,433
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	818,644
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	316,531
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	846,196
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	529,095
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	669,305
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	786,057
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,962,048
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,561,369
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,770,397
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,165,967
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,487,205
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,139,220
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,287,966
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,836,251
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	420,051
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,472,669
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	792,457
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,131,843
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,357,152
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,934,382
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,730,756
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,210,957
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	512,689
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,071,230
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,358,186
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,610,464
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,572,206
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,834,241
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,096,275
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,598,592
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,156,163
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,532,650
California Housing Finance Rev., 4.25%, 1/15/35	5,285,070	5,246,891
California Housing Finance Rev., 3.50%, 11/20/35	12,436,571	11,555,717

California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	5,000,000	5,123,483
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	5,000,000	4,993,628
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,016,850
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,213,123
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,006,658
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,379,065
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.76%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,691,347
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,013,798
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	2,200,000	2,401,239
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,830,129
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	500,956
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	346,983
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	356,722
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	555,330
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	562,210
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	599,601
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	612,962
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	397,634
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.11%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,429,288
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,588,190
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,185,493
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,776,261
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28 (CA MTG INS)(3)	2,995,000	2,998,430
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28 (CA MTG INS)(3)	595,000	595,642
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,168,555
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,007,126
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	311,334
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	157,356
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	236,179
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	236,019
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	209,481
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	235,178
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	234,599
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	259,787
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	232,652
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	257,011
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	281,363
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	306,319
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,126,487
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,311,916
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,073,966
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,225,844
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,852,800

California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,200,237
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	734,336
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(4)	435,000	419,292
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(4)	1,130,000	1,057,970
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	722,358
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,489,606
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,531,386
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,092,734
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	437,872
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(4)	110,000	105,762
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(4)	200,000	195,477
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(4)	100,000	102,914
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(4)	1,590,000	1,537,851
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	561,957
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	757,868
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,031,113
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,464,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,984,893
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,025,161
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,813,888
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,458,308
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,820,159
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,204,141
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	597,857
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	288,150
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	695,701
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,061,476
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,329,876
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,199,122
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,046,412
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,044,989
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,394,034
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,562,194
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,402,986
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,538,875
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,076,505
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,034,211
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,098,170
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	738,924
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,021,151
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,707,002
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,727,190
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,610,698
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,646,365
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,176,166
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	300,000	306,453

California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,021,511
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	723,048
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,053,023
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,073,940
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,088,449
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,479,880
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	514,679
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23(4)	765,000	765,186
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(4)	1,455,000	1,453,426
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(4)	1,530,000	1,527,551
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(4)	1,000,000	988,166
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(4)	2,750,000	2,553,706
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,282,774
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	562,654
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,467,573
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,550,979
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(4)	2,000,000	2,050,777
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(4)	3,435,000	3,478,210
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	290,042
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	384,423
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	399,654
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	516,045
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,014,849
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	794,085
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(4)	2,800,000	2,671,691
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(4)	7,000,000	7,032,525
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	100,000	103,862
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(4)	325,000	298,856
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(4)	1,000,000	998,300
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(4)	525,000	453,810
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,100,000	1,066,979
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(4)	465,000	420,770
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(4)	680,000	563,797
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(4)	175,000	175,105
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	160,774
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	151,650
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	150,000	152,781
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	160,000	164,246
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	196,528
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(4)	750,000	778,442
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(4)	1,000,000	1,032,464
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)(4)	815,000	829,311
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)(4)	420,000	420,299
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(4)	750,000	743,893
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	300,000	300,481
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	376,033
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	671,846
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	590,703
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(4)	500,000	481,957
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	280,000	282,634
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	726,748
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	707,934

California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	750,443
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	790,547
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	836,747
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	889,467
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	936,484
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,760,382
California State Public Works Board Rev., 5.00%, 12/1/23	10,000,000	10,096,976
California State Public Works Board Rev., 5.00%, 12/1/24	5,000,000	5,123,096
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,872,724
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,112,020
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,649,684
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	2,827,064
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,172,117
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,861
California State University Rev., 5.00%, 11/1/28	2,000,000	2,174,118
California State University Rev., 5.00%, 11/1/29	1,000,000	1,085,087
California State University Rev., 5.00%, 11/1/30	3,000,000	3,249,938
California State University Rev., 5.00%, 11/1/31	2,900,000	3,141,180
California State University Rev., 4.00%, 11/1/34	10,000,000	10,188,248
California State University Rev., 5.00%, 11/1/36	5,105,000	5,379,991
California State University Rev., 4.00%, 11/1/37	2,375,000	2,392,695
California State University Rev., VRN, 4.00%, 11/1/51	10,205,000	10,197,574
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,283,937
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,482,528
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,076,015
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	806,521
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	766,025
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,034,923
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,648,496
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	781,543
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	948,495
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,314,425
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,051,246
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	736,483
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,544,939
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,007,746
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,962,227
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,126,185
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,048,130
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,297,519
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,011,547
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,305,315
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	300,337
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	600,837

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	765,363
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	816,387
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,918,509
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	309,429
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	340,820
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	675,318
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	691,648
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,320,472
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	625,703
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,636,881
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	370,685
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	676,160
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	211,616
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	279,214
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	149,910
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	129,311
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	183,763
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	1,870,000	1,825,133
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	369,086
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	459,260
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,093,572
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,014,681
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	6,500,000	6,515,569
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,076,011
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,406,261
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,739,329
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,932,038
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	922,683
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,036,937
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,038,773
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	623,706
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	903,363
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,700,278
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,748,671
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,500,079
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	585,000	602,335
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,294,306
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	1,080,000	976,501
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,416,492
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,081,209
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	237,180
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	206,682

Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,211,347
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	790,219
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,223,304
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,133,462
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,454,927
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	636,747
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	482,202
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	500,458
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,275,399
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,631,498
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,881,644
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,126,706
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,038,240
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,829,547
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(4)	360,000	368,860
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(4)	400,000	421,906
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(4)	385,000	389,231
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(4)	100,000	98,781
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(4)	150,000	147,087
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(4)	850,000	734,413
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	5,055,000	5,025,979
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,699,380
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	601,306
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	590,700
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	738,471
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,028,438
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(4)	1,650,000	1,136,865
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(4)	1,900,000	1,479,243
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(4)	5,000,000	3,552,948
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(4)	7,990,000	6,142,651
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(4)	705,000	483,883
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	223,162
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	247,543
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	271,930
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	261,130
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	295,138
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	485,899
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,270,675
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,190,958
Desert Sands Unified School District GO, 5.00%, 8/1/23	2,000,000	2,005,482
Desert Sands Unified School District GO, 5.00%, 8/1/24	2,200,000	2,246,746
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,867,864
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	191,390
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/38	1,290,000	1,298,524
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	342,767
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/43	2,280,000	2,234,246
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	976,931
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,044,011
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	415,771

East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35	400,000	471,073
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	699,555
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	517,687
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,134,679
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,130,116
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,326,188
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,834,972
Eastern Municipal Water District Rev., VRN, 3.51%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,715,012
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,741,151
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,525,035
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,773,990
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	523,122
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	898,723
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,632,956
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,136,154
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	577,785
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	753,319
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	556,861
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,106,434
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	921,663
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	994,913
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	243,380
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	528,456
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	624,566
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,289,264
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,622,044
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	102,787
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	104,142
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	158,467
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	325,269
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	359,785
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	256,599
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,694,000	3,791,512
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	710,931
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	511,897
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,528,318
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,673,267
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	720,171
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,290,745
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,369,017
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,742,169
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,515,912
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,087,909
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,462,972
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	626,864
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,484,946
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	1,939,070
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	502,378
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(2)	3,000,000	3,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,570,532
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,041,193
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,372,918
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,172,224
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,645,452

Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,817,727
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	752,333
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(4)	8,930,000	7,669,180
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,778,833
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,018,749
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,013,455
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,367,846
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,475,809
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,872,309
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,585,284
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,038,205
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	494,196
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	448,716
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	587,904
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,068,226
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,408,084
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(4)	700,000	706,443
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(4)	900,000	897,427
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,541,364
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	528,711
Inglewood Unified School District GO, 4.00%, 8/1/23 (AGM)	3,450,000	3,452,241
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	250,913
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	534,164
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	533,302
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	320,206
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	910,005
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	526,784
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,682,026
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,772,257
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,577,689
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,007,909
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,485,929
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,262,117
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	973,433
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,511,774
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,548,308
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/23	1,130,000	1,132,402
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,356,404
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	658,919
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	385,505
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	366,014
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	416,933
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	540,225
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	685,000	628,397
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,028,902
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	627,044
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	691,972
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,019,816
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,148,331
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,361,606
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	442,542
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	621,895
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	890,862
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	713,763
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,009,934

Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,754,218
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,348,602
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,393,342
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,523,088
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	817,480
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	614,365
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,280,653
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,638,011
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,354,063
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,274,182
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,346,444
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,397,144
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,245,828
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,027,264
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	926,493
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,826,570
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,384,277
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	8,000,000	8,902,485
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,266,608
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/23	2,855,000	2,871,134
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,820,823
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,560,548
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,333,953
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,780,271
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,469,131
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,356,217
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,623,751
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,599,183
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,025,591
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	10,265,000	11,336,830
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,714,689
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	1,250,000	1,400,858
Los Angeles Department of Airports Rev., 5.00%, 5/15/42	1,000,000	1,116,716
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,181,676
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,216,726
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,447,052
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,101,688
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,300,054
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,313,123
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,132,941
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,664,434
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,061,834
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,314,580
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	6,477,702
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	9,004,448
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/31	10,000,000	11,668,571
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,583,980
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	8,050,798
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,886,560
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,418,735
Los Angeles Department of Water & Power System Rev., VRDN, 2.98%, 6/1/23 (SBBPA: Bank of America N.A.)	150,000	150,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,903,705

Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,997,358
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.09%, 6/1/23 (SBBPA: Barclays Bank PLC)	150,000	150,000
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,093,549
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,661,686
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,623,631
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,069,373
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,507,066
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,849,190
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,650,939
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,364,795
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	9,879,749
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,813,017
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,022,198
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,126,175
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	478,958
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	721,054
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,117,936
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	4,000,000	4,160,862
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,890,738
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,990,224
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,348,226
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,160,583
Metropolitan Water District of Southern California Rev., VRN, 3.55%, (MUNIPSA plus 0.14%), 7/1/47	6,000,000	5,981,595
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,708,414
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,421,125
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,411,066
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,526,026
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	719,893
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,479,389
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,934,970
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,546,740
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,832,713
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,203,040
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,073,876
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,371,318
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,656,041
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	784,650
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	762,190
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	762,190
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	762,190
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,016,254
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,524,380
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,778,444
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,118,889
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,916,785
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,534,217
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,791,370
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	250,947
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,310,574
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,517,846
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,770,950
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,012,037
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,641,707
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,372,342
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	509,118

Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,080,020
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,391,409
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,058,808
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,059,440
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,965,519
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,851,181
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,910,435
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,426,431
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,219,583
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,403,512
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	672,755
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	59,942
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	313,961
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	324,116
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	340,753
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	232,700
Ontario Montclair School District GO, 4.00%, 8/1/48(3)	3,000,000	2,945,964
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,088,242
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	282,109
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	636,018
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	663,249
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	966,957
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,496,965
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,037,959
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,059,814
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,354,696
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2004-1), 5.00%, 8/15/28	1,960,000	1,966,182
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.00%, 8/15/35	975,000	997,319
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,081,512
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,310,993
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,677,825
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,722,615
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	22,145,000	22,404,493
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,496,147
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,985,880
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,030,658
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,747,806
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,538,435
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,537,197
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,014,388
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,111,167
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,315,212
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,906,805
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	376,974
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,294,035
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,217,823
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,300,068
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	665,689
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	492,201
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	754,766

Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,163,884
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,903,410
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,412,770
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,814,137
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,404,182
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,238,670
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,748,434
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,121,086
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,840,736
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25	1,200,000	1,245,640
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,168,962
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	877,428
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	330,841
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	475,992
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	597,458
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,306,776
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	4,000,000	4,336,320
Peralta Community College District GO, 5.00%, 8/1/26	550,000	584,410
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,171,070
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,274,801
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	910,000	1,016,340
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,080,940
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,254,438
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,728,460
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,571,367
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,739,819
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,205,716
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,406,047
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,125,719
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,024,408
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	707,370
Riverside County Rev., 3.70%, 10/19/23	3,250,000	3,251,658
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,379,949
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	399,285
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	433,334
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	746,509
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,110,252
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,697,462
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,547,536
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	2,023,262
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,392,417
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,150,122
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,566,178
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,934,886
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,038,567
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,133,665
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,027,339
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	768,263
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,116,826
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,082,032
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,456,954
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	995,000	1,042,116

Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,302,227
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,089,883
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,293,465
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	331,364
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	355,053
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,775,422
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,367,353
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	431,862
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	568,931
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	711,225
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	264,643
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	219,665
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	313,878
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	552,407
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	630,948
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	912,681
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,581,502
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,087,163
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,081,953
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,580,991
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	805,000	815,206
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,022,136
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,930,802
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	1,300,000	1,417,910
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,089,549
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,337,532
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,500,000	1,671,915
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,458,440
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,509,698
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,413,978
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,437,818
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,055,584
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/23	450,000	452,558
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	768,728
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,098,747
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	883,229
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/27	625,000	684,725
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,830,854
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,363,810
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,323,201
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,008,124
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	709,736
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,087,130
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	920,117
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,081,905
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	755,320
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,072,790
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,081,710
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,026,410
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,449,097
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,480,682
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,621,439
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,306,236
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,052,970
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,667,044

San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,031,611
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,427,716
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.25%, 8/1/48	6,250,000	7,092,058
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,003,643
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	250,811
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	501,934
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,438,211
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,864,546
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	716,950
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,618,012
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,444,621
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,565,702
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,511,513
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,525,736
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,158,991
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,296,291
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,658,423
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	434,269
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	562,242
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	378,641
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	409,901
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,096,466
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	836,152
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,549,389
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	6,809,000	7,033,192
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,771,943
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,419,858
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	942,518
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,331,008
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,964,488
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,572,184
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	144,124
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	209,020
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	477,358
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,462,211
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,190,012
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,150,006
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,095,367
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,135,627
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,299,723
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,013,035
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	799,685
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,392,405
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,368,116
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,704,867
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	954,618
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	947,769
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,278,233
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,097,840
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,145,128
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,366,295
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,906,448

Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,555,445
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,003,301
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,029,670
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,147,650
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,487,202
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,331,662
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,113,486
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,085,629
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	624,739
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	350,000	350,000
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,426,200
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,169,993
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,410,021
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,799
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	481,438
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	78,394
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,225,498
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,632,274
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	89,593
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,187,074
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,570,163
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,202,646
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,154,116
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,039,795
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,219,261
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,436,898
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	876,779
Southern California Public Power Authority Rev., 5.00%, 7/1/30	25,000,000	25,248,635
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,414,800
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,364,756
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,616,774
State of California GO, 5.00%, 11/1/23	2,875,000	2,897,468
State of California GO, 5.00%, 12/1/26	1,045,000	1,053,379
State of California GO, 5.00%, 4/1/27	1,250,000	1,349,153
State of California GO, 4.00%, 11/1/27	2,000,000	2,084,617
State of California GO, 5.00%, 11/1/27	13,005,000	13,089,981
State of California GO, 5.00%, 9/1/28	10,000,000	11,110,135
State of California GO, 5.00%, 11/1/28	5,000,000	5,574,630
State of California GO, 5.00%, 11/1/29	2,625,000	2,641,503
State of California GO, 5.00%, 4/1/30	2,500,000	2,801,678
State of California GO, 5.00%, 4/1/31	1,350,000	1,513,482
State of California GO, 5.00%, 9/1/31	3,685,000	4,310,358
State of California GO, 5.00%, 11/1/31	7,435,000	8,098,635
State of California GO, 5.00%, 4/1/32	3,000,000	3,361,171
State of California GO, 4.00%, 3/1/37	10,100,000	10,420,089
State of California GO, 5.00%, 4/1/37	5,000,000	5,064,264
State of California GO, 4.00%, 3/1/38	5,000,000	5,124,044
State of California GO, 5.00%, 4/1/38	3,500,000	3,830,727
State of California GO, 4.00%, 10/1/39	7,500,000	7,685,575
State of California GO, 5.00%, 9/1/41	4,000,000	4,463,244
State of California GO, 4.00%, 4/1/42	7,500,000	7,551,883
State of California GO, 4.00%, 9/1/42	1,000,000	1,007,263
State of California GO, 5.00%, 9/1/42	2,025,000	2,170,470
State of California GO, 5.25%, 10/1/45	1,430,000	1,639,337
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,096,635

State of California Department of Water Resources Rev., 5.00%, 12/1/28	3,000,000	3,375,189
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,440,693
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	757,187
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,514,375
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,111,868
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,299,963
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,523,155
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,018,219
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,106,613
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,105,983
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	656,018
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,589,821
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,908,750
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,935,238
Sunnyvale School District GO, 5.00%, 9/1/48	2,800,000	3,064,707
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	539,144
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,247,612
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	826,537
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	809,883
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,102,638
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	445,997
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,692,801
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,673,076
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,359,400
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	441,196
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,229,187
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,384,554
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	865,719
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,542,991
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	802,147
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,078,604
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	862,263
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	315,889
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	313,771
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	731,411
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	328,746
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,038,828
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	344,121
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	525,624
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	603,938
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	453,949
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	780,027
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,308,267
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	719,386
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,595,710

Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	662,092
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,038,574
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,039,989
University of California Rev., 4.00%, 5/15/26	2,415,000	2,481,451
University of California Rev., 5.00%, 5/15/32	6,500,000	7,783,366
University of California Rev., 5.00%, 5/15/43	10,000,000	11,251,071
University of California Rev., 4.00%, 5/15/46	13,465,000	13,145,128
University of California Rev., VRDN, 3.00%, 6/1/23	2,100,000	2,100,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,126,813
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,583,422
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,549,585
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	946,150
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	350,296
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	433,725
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	786,782
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,529,799
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,039,732
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,059,598
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,137,756
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,148,969
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,514,726
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,741,902
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,716,320
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,212,024
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,981,714
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,665,888
		2,012,558,018
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	500,177
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	352,268
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	354,184
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	510,653
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	928,282
		2,645,564
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $2,042,856,590)		2,015,203,582
OTHER ASSETS AND LIABILITIES — 0.8%		15,659,171
TOTAL NET ASSETS — 100.0%		$2,030,862,753

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	884	September 2023	$101,190,375	$1,027,308
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,596,118, which represented 3.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,015,203,582	—

Other Financial Instruments
Futures Contracts	$1,027,308	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.